Segmental information - Consolidated income statement (Details) - GBP (£) £ in Millions	4 Months Ended	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Sales		£ 13,219	£ 11,753
Net sales
At budgeted exchange rates(1)		8,615	8,066
Acquisitions and disposals		58	21
SC&P allocation		0	0
Retranslation to actual exchange rates		662	(130)
Hyperinflation		85
Net sales		9,420	7,957
Operating profit/(loss)
At budgeted exchange rates(1)		2,947	2,774
Acquisitions and disposals		1	(17)
SC&P allocation		0	0
Fair value remeasurements		13	26
Retranslation to actual exchange rates		213	(40)
Hyperinflation		20
Operating profit/(loss) before exceptional items		3,194	2,743
Exceptional operating items		(33)	0
Operating profit/(loss)		3,161	2,743
Non-operating items		16	(31)
Net finance charges		(292)	(180)
Share of after tax results of associates and joint ventures		172	190
Profit before taxation		3,057	2,722
Percentage of calendar year net sales that occur in the last four months	42.00%
Operating segments
Disclosure of operating segments [line items]
Sales		13,175	11,730
Net sales
At budgeted exchange rates(1)		8,571	8,043
Acquisitions and disposals		58	21
SC&P allocation		0	0
Retranslation to actual exchange rates		662	(130)
Hyperinflation		85
Net sales		9,376	7,934
Operating profit/(loss)
At budgeted exchange rates(1)		3,105	2,906
Acquisitions and disposals		1	(17)
SC&P allocation		0	0
Fair value remeasurements		13	26
Retranslation to actual exchange rates		212	(47)
Hyperinflation		20
Operating profit/(loss) before exceptional items		3,351	2,868
Exceptional operating items		(33)	0
Operating profit/(loss)		3,318	2,868
Eliminate intersegment sales
Disclosure of operating segments [line items]
Sales		(1,330)	(972)
Net sales
At budgeted exchange rates(1)		(1,289)	(979)
Acquisitions and disposals		0	0
SC&P allocation		0	0
Retranslation to actual exchange rates		(41)	7
Hyperinflation		0
Net sales		(1,330)	(972)
Corporate and other
Disclosure of operating segments [line items]
Sales		44	23
Net sales
At budgeted exchange rates(1)		44	23
Acquisitions and disposals		0	0
SC&P allocation		0	0
Retranslation to actual exchange rates		0	0
Hyperinflation		0
Net sales		44	23
Operating profit/(loss)
At budgeted exchange rates(1)		(158)	(132)
Acquisitions and disposals		0	0
SC&P allocation		0	0
Fair value remeasurements		0	0
Retranslation to actual exchange rates		1	7
Hyperinflation		0
Operating profit/(loss) before exceptional items		(157)	(125)
Exceptional operating items		0	0
Operating profit/(loss)		(157)	(125)
North America | Operating segments
Disclosure of operating segments [line items]
Sales		3,847	3,257
Net sales
At budgeted exchange rates(1)		3,092	2,959
Acquisitions and disposals		13	18
SC&P allocation		4	6
Retranslation to actual exchange rates		408	(19)
Hyperinflation		0
Net sales		3,517	2,964
Operating profit/(loss)
At budgeted exchange rates(1)		1,260	1,288
Acquisitions and disposals		(6)	(16)
SC&P allocation		9	10
Fair value remeasurements		14	5
Retranslation to actual exchange rates		142	8
Hyperinflation		0
Operating profit/(loss) before exceptional items		1,419	1,295
Exceptional operating items		(26)	0
Operating profit/(loss)		1,393	1,295
Europe | Operating segments
Disclosure of operating segments [line items]
Sales		3,427	3,178
Net sales
At budgeted exchange rates(1)		1,815	1,782
Acquisitions and disposals		7	3
SC&P allocation		18	29
Retranslation to actual exchange rates		54	(62)
Hyperinflation		85
Net sales		1,979	1,752
Operating profit/(loss)
At budgeted exchange rates(1)		630	647
Acquisitions and disposals		2	(1)
SC&P allocation		22	(23)
Fair value remeasurements		(1)	21
Retranslation to actual exchange rates		21	(31)
Hyperinflation		20
Operating profit/(loss) before exceptional items		694	613
Exceptional operating items		14	0
Operating profit/(loss)		708	613
Asia Pacific | Operating segments
Disclosure of operating segments [line items]
Sales		3,170	2,999
Net sales
At budgeted exchange rates(1)		1,724	1,544
Acquisitions and disposals		35	0
SC&P allocation		3	5
Retranslation to actual exchange rates		75	(18)
Hyperinflation		0
Net sales		1,837	1,531
Operating profit/(loss)
At budgeted exchange rates(1)		557	454
Acquisitions and disposals		5	0
SC&P allocation		2	(3)
Fair value remeasurements		0	0
Retranslation to actual exchange rates		23	0
Hyperinflation		0
Operating profit/(loss) before exceptional items		587	451
Exceptional operating items		(21)	0
Operating profit/(loss)		566	451
Latin America and Caribbean | Operating segments
Disclosure of operating segments [line items]
Sales		1,394	1,052
Net sales
At budgeted exchange rates(1)		995	822
Acquisitions and disposals		3	0
SC&P allocation		3	6
Retranslation to actual exchange rates		99	(9)
Hyperinflation		0
Net sales		1,100	819
Operating profit/(loss)
At budgeted exchange rates(1)		407	333
Acquisitions and disposals		0	0
SC&P allocation		5	9
Fair value remeasurements		0	0
Retranslation to actual exchange rates		59	(9)
Hyperinflation		0
Operating profit/(loss) before exceptional items		471	333
Exceptional operating items		0	0
Operating profit/(loss)		471	333
Africa | Operating segments
Disclosure of operating segments [line items]
Sales		1,337	1,244
Net sales
At budgeted exchange rates(1)		916	888
Acquisitions and disposals		0	0
SC&P allocation		1	2
Retranslation to actual exchange rates		26	(22)
Hyperinflation		0
Net sales		943	868
Operating profit/(loss)
At budgeted exchange rates(1)		212	192
Acquisitions and disposals		0	0
SC&P allocation		1	(1)
Fair value remeasurements		0	0
Retranslation to actual exchange rates		(33)	(15)
Hyperinflation		0
Operating profit/(loss) before exceptional items		180	176
Exceptional operating items		0	0
Operating profit/(loss)		180	176
SC&P | Operating segments
Disclosure of operating segments [line items]
Sales		1,330	972
Net sales
At budgeted exchange rates(1)		1,318	1,027
Acquisitions and disposals		0	0
SC&P allocation		(29)	(48)
Retranslation to actual exchange rates		41	(7)
Hyperinflation		0
Net sales		1,330	972
Operating profit/(loss)
At budgeted exchange rates(1)		39	(8)
Acquisitions and disposals		0	0
SC&P allocation		(39)	8
Fair value remeasurements		0	0
Retranslation to actual exchange rates		0	0
Hyperinflation		0
Operating profit/(loss) before exceptional items		0	0
Exceptional operating items		0	0
Operating profit/(loss)		£ 0	£ 0